Average Annual Total Returns - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - Fidelity Series Investment Grade Securitized Fund	Oct. 30, 2024
Fidelity Series Investment Grade Securitized Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.64%
Past 5 years	0.74%
Since Inception	0.97%	[1]
Fidelity Series Investment Grade Securitized Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.97%
Past 5 years	(0.42%)
Since Inception	(0.21%)	[1]
Fidelity Series Investment Grade Securitized Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.30%
Past 5 years	0.09%
Since Inception	0.26%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.24%
LB371
Average Annual Return:
Past 1 year	5.08%
Past 5 years	0.37%
Since Inception	0.64%

[1]	A From August 17, 2018 .